DLA Piper LLP (US)
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350
www.dlapiper.com
Andrew M. Davisson
andrew.davisson@dlapiper.com
T 919.786.2052
F 919.786.2200

Via EDGAR and Courier

March 4, 2016

Jennifer Gowetski

Rahul Patel

U.S. Securities and Exchange Commission

100 F Street N.E.

Mail Stop 3010CF/AD8

Washington, DC 20549

Re:	Resource Apartment REIT III, Inc.

Amendment No. 1 to Registration Statement on Form S-11

File January 14, 2016 (“Confidential Submission”)

File No. 333-207740

Dear Ms. Gowetski and Mr. Patel:

On behalf of our client, Resource Apartment REIT III, Inc. (“we,” “us” or the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached and as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of the Company’s Pre-Effective Amendment No. 2 to the Registration Statement on Form S-11 (the “Amended Registration Statement”).

The Amended Registration Statement includes revisions in response to the comment letter from the staff of the SEC’s Division of Corporation Finance (the “Staff”) to Alan Feldman, Chief Executive Officer of the Company, dated February 22, 2016 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of the Amended Registration Statement along with four additional copies marked to show changes from the Company’s Pre-Effective Amendment No. 1 to the Registration Statement on Form S-11 filed with the Commission on January 14, 2016, together with copies of this response letter as filed with the SEC. The page numbers included in our responses refer to the clean, unmarked courtesy copies of the Amended Registration Statement.

General

1.	We note that the table on the prospectus cover page describes the distribution and shareholder servicing fee in footnote 3 rather than footnote 2, which is linked to selling commissions and dealer manager fees. Please revise so that your disclosure of the distribution and stockholder servicing fee is consistently linked to the selling commissions and dealer manager fees.

Response: We have revised the table on the prospectus cover page such that footnote 3 is linked to selling commissions and dealer manager fees. Please refer to the cover page of the prospectus included in the Amended Registration Statement.

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

March 4, 2016

2.	We note your response to comment 4 and your disclosure on page 22. Please revise to increase the size of the footnotes and clarify that total underwriting compensation on the Class T shares would be approximately 10% (i.e. 6% selling commission and dealer manager fees plus 4% distribution and shareholder servicing fee) if the distribution and shareholder servicing fees are paid in full. In this regard, we note that your sponsor is paying 3% of the selling commissions but recouping such amount through the Contingent Advisor Payment.

Response: We have revised the disclosure to increase the footnote size and to clarify that total underwriting compensation on the Class T shares would be 10% of the purchase price if the distribution and shareholder servicing fee are paid in full. Please refer to page 77 of the Amended Registration Statement. Please note that the terms of the offering have changed such that the sponsor will not pay any portion of the selling commissions paid in connection with the sale of Class A or Class T shares.

3.	We note your disclosure that you will not reimburse your sponsor or its affiliates for the selling commissions. Please revise to clarify, if true, that you pay your sponsor fees that may be higher than fees paid by other non-traded REITs or advise. In this regard, we note that you pay your sponsor an acquisition fee of up to 3.85%.

Response: Please note that the terms of the offering have changed such that the sponsor will not pay any portion of the selling commissions paid in connection with the sale of Class A or Class T shares. Additionally, the acquisition fee that we will pay to our advisor has been decreased to 2.0%.

Estimated Use of Proceeds, page 73

4.	We note your disclosure in footnote (2) that, for the sales of Class A shares, 3% of the selling commissions will be paid by the sponsor and, for the Class T shares, all of the selling commissions will be paid by the sponsor. Please revise this footnote and the compensation table to clarify that the sponsor will recoup this amount through the Contingent Advisor Payment or advise.

Response: Please note that the terms of the offering have changed such that the sponsor will not pay any portion of the selling commissions paid in connection with the sale of Class A or Class T shares. Additionally, the acquisition fee that we will pay to our advisor has been decreased to 2.0% and no portion of such fee will be contingent.

5.	We note your disclosure in footnote (4). Please revise to more concisely describe the Contingent Advisor Payment and any holdback amounts in footnote (4) and the compensation table. In addition, please clarify that your sponsor will recoup any selling commissions that it pays through the Contingent Advisor Payment or advise.

Response: Please note that the terms of the offering have changed such that the sponsor will not pay any portion of the selling commissions paid in connection with the sale of Class A or Class T shares. Additionally, the acquisition fee that we will pay to our advisor has been decreased to 2.0% and no portion of such fee will be contingent.

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

March 4, 2016

6.	We note from your disclosure on page 198 that pursuant to the dealer manager agreement, your sponsor may cease payment of selling commissions in connection with this offering, in which case you would have to begin paying the selling commissions out of the offering proceeds. Please tell us what consideration you gave to disclosing this in the footnotes to the Estimated Use of Proceeds table.

Response: Please note that the terms of the offering have changed such that the sponsor will not pay any portion of the selling commissions paid in connection with the sale of Class A or Class T shares.

Investment Objectives and Policies, page 109

Experience Buying, Improving and Selling Discounted Real Estate…, page 117

7.	We note your response to comment 15. Please tell us how you considered whether any of the entities, including Resource America, Inc., are programs of Resource Real Estate such that disclosure related to such entities is required under Industry Guide 5. Please also consider adding a column to the table starting on page 117 that identifies the entity that disposed of the asset.

Response: Industry Guide 5 provides that Table V is to include all sales or disposals of properties by programs with similar investment objectives within the most recent three years. Consequently, only those sales or disposals of properties that occurred in 2012, 2013 and 2014 require inclusion in Table V. Of the properties sold or disposed of during that three-year period, all such transactions identified in the table on page 120 have been included in Table V with the exception of sales or disposals of properties by (1) RRE VIP Borrower, LLC, (2) Resource America, Inc. or (3) Resource Capital Corp. RRE VIP Borrower, LLC was a joint venture between Resource Capital Corp. and an alternative investment adviser that was marketed to institutional investors. Resource America, Inc. is the parent corporation of our sponsor, Resource Real Estate, that invested in the properties included in the table for its own account. Resource Capital Corp. invests in whole loans, A-Notes, B-Notes, mezzanine loans and mortgage-related securities, commercial real estate, and commercial finance assets such as other asset-backed securities, senior secured corporate loans, equipment leases and notes, trust preferred securities, and debt tranches of collateralized debt obligations. Taking the particular nature of each of these entities into consideration, we determined that none of these three entities are considered prior programs of Resource Real Estate with investment objectives similar to ours under Industry Guide 5 and we excluded sales or disposals of properties by such entities from Table V.

We have added a column to the table as requested. Please refer to the page 120 of the prospectus included in the Amended Registration Statement.

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

March 4, 2016

I would be happy to provide any additional information that might assist you in connection with this matter. Please feel free to contact me by email at andrew.davisson@dlapiper.com or by phone at (919) 786-2052 with any questions or additional comments.

Very truly yours,

DLA PIPER LLP (US)

/s/ Andrew M. Davisson

Andrew M. Davisson